COMMON AND PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
COMMON AND PREFERRED STOCK

NOTE D - COMMON AND PREFERRED STOCK

Pursuant to the Company’s Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), filed with the Delaware Secretary of State on January 8, 2018, the Company is authorized to issue 40,000,000 shares of preferred stock and 80,000,000 shares of common stock each with a par value of $0.0001 per share. The Company has designated 3,000,000 shares of preferred stock as Series F preferred stock.

In November 2020, Sanovas commenced an action in the Court of Chancery of the State of Delaware (the “Delaware Action”) against Lawrence Gerrans and Halo Management LLC (“Halo”), an entity owned by Mr. Gerrans, seeking an order declaring that any rights that Halo and/or Mr. Gerrans may have with respect to any equity securities in Sanovas and each of its affiliated subsidiaries (including, but not limited to, the Company) are void or voidable and may be cancelled.

On November 21, 2021, the Company’s Board of Directors adopted a resolution to rescind the 3,000,000 shares of Series F preferred stock purported to be issued to Halo Management Group LLC for lack of contract consideration. The Company recorded this action into its accounts in the fourth quarter of 2021. On April 2, 2024, the Court of Chancery of the State of Delaware issued an order in the Delaware Action voiding and cancelling the 3,000,000 shares of Series F preferred stock issued to Halo and Gerrans’ rights to any equity securities in the Company.

Common Stock

The following are the significant common stock transactions in 2025 and 2024:

In March 2024, the Company issued 75,000 shares of common stock valued at $150,000 in partial settlement of an account payable. In June 2024, the Company issued 55,555 shares of its common stock valued at $125,000 to a vendor for investor relation services.

In March and June 2024, stock options for 170,000 shares of common stock were exercised for a cash payment of $210,000.

During the year ended December 31, 2024, the Company commenced an offering of its common stock at $2.25 per share, and sold 223,595 shares of common stock for proceeds of $503,088. Also in December 2024, one investor subscribed for the purchase of 66,667 shares under the same offering for a total of $150,000, which was recorded as a stock subscription receivable at December 31, 2024 and was received in January 2025. No shares pursuant to this offering were sold in the three months ended March 31, 2025.

See Note C for share transactions to settle payables to Sanovas.

Preferred Stock

As of December 31, 2024 and 2023, there were 3,000,000 shares of preferred stock designated as Series F preferred stock. There are no shares of Series F preferred stock outstanding at March 31, 2025 or December 31, 2024.

The rights and privileges of the Series F preferred stock are summarized as follows:

Voting Privileges and Protective Features:

Each holder of outstanding shares of Series F preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the Series F preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of a majority of outstanding Series F preferred stock shall be entitled to elect two of the members of the Board of Directors of the Company. The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding. There are currently no shares of Series F preferred stock issued and outstanding therefore this right has no current relevance.

For so long as at least 25,000 shares of Series F preferred stock remained outstanding, the vote or written consent of the holders of the majority of the outstanding shares of Series F preferred stock was necessary for the Company to conduct certain corporate actions, including, but not limited to, merger, consolidation or dissolution of the Company; certain amendments to the Certificate of Incorporation or bylaws of the Company; authorization or issuance of shares of any additional class or series of capital stock unless the same ranks on parity or junior to the Series F preferred stock with respect to voting rights. There are currently no shares of Series F preferred stock issued and outstanding therefore this right has no current relevance.

Redemption:

The Series F preferred stock does not have redemption features.

Dividends:

There are no stated dividends on the Series F preferred stock.

Conversion:

Each share of Series F preferred stock is convertible, at the option of the holder, at any time and from time to time into shares of common stock at a conversion rate as is determined by dividing the Series F Original Issue Price by the Series F Conversion Price. “Series F Original Issue Price” initially means $0.01 and “Series F Conversion Price” initially means $0.01, as adjusted for any dilutive transaction such as stock splits, certain dividends, mergers or acquisitions.

All of the outstanding shares of Series F preferred stock will automatically convert into shares of the Company’s common stock upon the consummation of an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in gross proceeds of at least $15,000,000 to the Company or upon written consent of at least 67% of the Series F preferred shareholders.

NOTE D - COMMON AND PREFERRED STOCK

Pursuant to the Company’s Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), filed with the Delaware Secretary of State on January 8, 2018, the Company is authorized to issue 40,000,000 shares of preferred stock and 80,000,000 shares of common stock each with a par value of $0.0001 per share. The Company has designated 3,000,000 shares of preferred stock as Series F preferred stock.

In November 2020, Sanovas commenced an action in the Court of Chancery of the State of Delaware (the “Delaware Action”) against Lawrence Gerrans and Halo Management LLC (“Halo”), an entity owned by Mr. Gerrans, seeking an order declaring that any rights that Halo and/or Mr. Gerrans may have with respect to any equity securities in Sanovas and each of its affiliated subsidiaries (including, but not limited to, the Company) are void or voidable and may be cancelled.

On November 21, 2021, the Company’s Board of Directors adopted a resolution to rescind the 3,000,000 shares of Series F preferred stock purported to be issued to Halo Management Group LLC for lack of contract consideration. The Company recorded this action into its accounts in the fourth quarter of 2021. On April 2, 2024, the Court of Chancery of the State of Delaware issued an order in the Delaware Action voiding and cancelling the 3,000,000 shares of Series F preferred stock issued to Halo and Gerrans’ rights to any equity securities in the Company.

Common Stock

The following are the significant common stock transactions in 2024 and 2023:

In March 2024, the Company issued 75,000 shares of common stock valued at $150,000 in partial settlement of an account payable.

In 2024, stock options for 170,000 shares of common stock were exercised for a cash payment of $210,000.

In 2024, the Company commenced an offering of its common stock at $2.25 per share, and sold 223,595 shares of common stock for proceeds of $503,088. Also in 2024, one investor subscribed for the purchase of 66,667 shares under the same offering for a total of $150,000, which was recorded as a stock subscription receivable at December 31, 2024 and was received in January 2025.

See Note C for share transactions to settle payables to Sanovas.

The common stockholders, voting as a separate class, are entitled to elect one member of the Board of Directors.

Preferred Stock

As of December 31, 2024 and 2023, there were 3,000,000 shares of preferred stock designated as Series F preferred stock. There are no shares of Series F preferred stock outstanding at December 31, 2024 or December 31, 2023.

The rights and privileges of the Series F preferred stock are summarized as follows:

Voting Privileges and Protective Features:

Each holder of outstanding shares of Series F preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the Series F preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of a majority of outstanding Series F preferred stock shall be entitled to elect two of the members of the Board of Directors of the Company. The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.

For so long as at least 25,000 shares of Series F preferred stock remain outstanding, the vote or written consent of the holders of the majority of the outstanding shares of Series F preferred stock is necessary for the Company to conduct certain corporate actions, including, but not limited to, merger, consolidation or dissolution of the Company; certain amendments to the Certificate of Incorporation or bylaws of the Company; authorization or issuance of shares of any additional class or series of capital stock unless the same ranks on parity or junior to the Series F preferred stock with respect to voting rights.

Redemption:

The Series F preferred stock does not have redemption features.

Dividends:

There are no stated dividends on the Series F preferred stock.

Conversion:

Each share of Series F preferred stock is convertible, at the option of the holder, at any time and from time to time into shares of common stock at a conversion rate as is determined by dividing the Series F Original Issue Price by the Series F Conversion Price. “Series F Original Issue Price” initially means $0.01 and “Series F Conversion Price” initially means $0.01, as adjusted for any dilutive transaction such as stock splits, certain dividends, mergers or acquisitions.

All of the outstanding shares of Series F preferred stock will automatically convert into shares of the Company’s common stock upon the consummation of an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in gross proceeds of at least $15,000,000 to the Company or upon written consent of at least 67% of the Series F preferred shareholders.